Loans and Allowance for Credit Losses, Nonaccrual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	$ 20,486	$ 21,304
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	1,422	2,142
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	3,322	4,085
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	1,003	1,890
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	27	53
Foreign Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	50	47
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	5,824	8,217
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	11,455	10,913
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	2,922	1,975
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	285	199
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	$ 14,662	$ 13,087